EQUITY METHOD INVESTMENTS	9 Months Ended
Sep. 30, 2014
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

8.EQUITY METHOD INVESTMENTS

The Group’s equity method investees include:

	Amount	Legal	Date
Investee	invested	ownership	invested	Business

Wuhu Bona Film Investment Management Co., Ltd. (“Wuhu Bona”)(i))	$571	70%	July 2013	Fund management
Wuhu Bona Jinyu Film Investment Center, L.P. (“Bona Film Investment Fund”)(i)	$32,037	30%	September 2013	Film investment
Sanya Beauty Crown Bona International Cinema Co., Ltd. (“Sanya Cinema”)(ii)	$833	51%	August 2013	Cinema

(i)

In July 2013, the Group, together with two other investors, established Wuhu Bona, a limited liability company, and the Group holds 70% equity interest in Wuhu Bona. As a 70% equity owner of Wuhu Bona, the Group is entitled to nominate three out of five board members of Wuhu Bona. However, any significant board resolutions related to operating and financing activities of Wuhu Bona need two-third board members’ approval. The Group concludes that it does not have control over Wuhu Bona, and has accounted for the investment in Wuhu Bona using the equity method of accounting.

In September 2013, the Group launched Bona Film Investment Fund, a RMB1.0 billion fund that is expected to finance the development and production of the Group’s film and television projects for the next two years. The Group holds approximately 29.9% of the equity interest amounted to RMB300.0 million in Bona Film Investment Fund, representing the commitment of investment rights in current and future projects. Wuhu Bona invested RMB1.0 million representing a 0.1% equity interest in Bona Film Investment Fund. Wuhu Bona is the only general partner of Bona Film Investment Fund, which has the exclusive rights of operating Bona Film Investment Fund. Therefore, Wuhu Bona has consolidated the Bona Film Investment Fund.

As of September 30, 2014, the Group, Wuhu Bona and outside investors invested Bona Film Investment Fund’s equity of RMB197.0 million, RMB0.66 million and RMB462.4 million, respectively, in which RMB449.5 million was invested to the development and production of films and TV projects of the Group. Bona Film Investment Fund received RMB92.0 million investment income from the Group and distributed RMB92.0 million to all investors, among which, the Group received a RMB28.0 million profit distribution and accounted for this as a deduction of its equity method investment.

(ii)

In August 2013, the Group, together with another investor, established Sanya Cinema to operate a cinema in Sanya City in the PRC, in which the Group holds 51% equity interests. As the significant operating and financing activities of Sanya Cinema needed all shareholders’ approvals at that time, the Group concluded that it did not maintain control over Sanya Cinema, and accounted for this investment using equity method of accounting. In March 2014, Sanya Cinema revised its Article of Association. According to the revised Article of Association (‘‘A&A’’), the shareholders’ resolutions related to significant operating and financing activities of Sanya Cinema need over 50% shareholders’ approval. When Sanya Cinema completed the registration of revised A&A with the local Administration for Industry & Commerce on March 31, 2014, the Group achieved control over Sanya Cinema and accordingly consolidated the financial statement of Sanya Cinema.

The Group’s share of the equity method investees’ profit or loss in the nine months ended September 30, 2013 and 2014 are as below:

	Wuhu	Bona Film	Sanya
	Bona	Investment Fund	Cinema	Total

Balance as of January 1, 2013	—	—	—	—
Investments	571	24,505	833	25,909
Share of (loss) profit for the nine months ended September 30, 2013	(19)	6	—	(13)
Exchange differences	1	5	3	9
Balance as of September 30, 2013	553	24,516	836	25,905

Balance as of January 1, 2014	564	24,872	842	26,278
Investments	—	12,086	—	12,086
Share of profit for the nine months ended September 30, 2014	365	2,962	1	3,328
Acquisition of an equity method investee	—	—	(820)	(820)
Profit distribution	—	(4,554)	—	(4,554)
Exchange differences	(6)	(193)	(23)	(222)
Balance as of September 30, 2014	923	35,173	—	36,096